UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ 08534
(Address of principal executive offices) (Zip code)

Michelle H. Rhee
Bank of America
One Financial Center
Boston, MA 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 617-772-3278

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 to March 31, 2010

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2010 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—0.0%
Consumer Discretionary—0.0%
Media—0.0%
Charter Communications, Inc., Class A*
(Cost $57,113)	3,046	$105,087

Total Investments—0.0%
(Cost $57,113)		105,087
Other Assets Less Liabilities—
100.0%		(105,087)
Net Assets—100.0%		$—

* Non-income producing security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited)

Valuation of investments—Portfolio securities are valued most often on the basis of market quotations. Equity securities and other investments listed on any US or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day. Securities of foreign issuers generally are valued on the basis of quotation from the primary market in which they are traded. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. Income-bearing securities with a maturity of 61 days or more are valued using dealer supplied quotations or prices supplied by qualified pricing services selected by J. P. Morgan Investor Services Co. (the “Administrator”) pursuant to procedures established by the Trust’s Board of Trustees (the “Board”). These prices are derived from the pricing services pricing model. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/ dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short term debt securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates market value. Investments in other investment companies are valued at the daily closing net asset value of the respective investment company.

If quotations are not readily available for a security, or if the Advisor or Administrator believes that the quotation or other market price for a security does not represent its fair value, the Valuation Committee of the Trust may value the security using procedures approved by the Trust’s Board that are designed to establish the security’s fair value (“valuation procedures”). While the valuation procedures may be used to value any security, most often they are used to establish the values of small capitalization securities, lower-rated securities or securities of foreign issuers. The Advisor relies on its valuation procedures in connection with securities of foreign issuers whose principal trading market is outside the U.S. and/or are non-U.S. dollars securities. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). From time to time, events occur that affect foreign issuers or securities after the close of trading in the securities but before the close of business on the NYSE. In these situations, the fair value of the security as determined using the valuation procedures may be different from the last available quotation or other market price. The valuation procedures for securities of foreign issuers and/or non-U.S. dollars securities will, in most cases, include consultation with an independent fair value pricing service. Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by the Valuation Committee of the Trust under the valuation procedures for any security may vary from the last quoted sale price or the market close price, or from the value given to the same security by an independent pricing service, other financial institutions or investment managers or the Valuation Committee itself had it used a different methodology to value the security. The Trust and the Advisor cannot assure that a security can be sold at the fair value assigned to it at any time.

The Portfolios adopted the Financial Accounting Standards Board’s Accounting Standards CodificationTM (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. ASC 820 establishes a framework for measuring fair value and expands disclosure surrounding the various inputs that are used in determining the value of the Portfolios’ investments. These inputs are summarized into the three broad levels listed below:

• Level 1 —	Quoted prices in active markets for identical securities.
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Significant unobservable inputs (including Portfolios’ own assumptions in determining the fair value of investments).

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Portfolio/Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
Roszel/Lord Abbett Bond Debenture Portfolio
Common Stocks
Consumer Discretionary	$105,087	$—	$—	$105,087
Total Investments	$105,087	$—	$—	$105,087

At March 31, 2010 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

As of March 31, 2010, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Roszel/Lord Abbett Bond Debenture Portfolio	$57,113	$47,974	$—	$47,974

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ J. David Meglen
J. David Meglen
President
June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Meglen
J. David Meglen
President
June 1, 2010

By:	/s/ Ann Strootman
Ann Strootman
Treasurer and Chief Financial Officer
June 1, 2010